Formation and Business of the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Formation and Business of the Company
1.	Formation and Business of the Company
Tivic Health Systems, Inc. (the “Company”) was incorporated in the state of California on September 22, 2016, for the purpose of developing and commercializing bioelectronic medicine to provide drug-free treatment alternatives for various diseases directly to consumers. The Company is headquartered in Hayward, California. The Company’s first commercial product, ClearUP, is an
FDA-approved
medical device for the treatment of sinus pain and congestion. It is also a CE-Marked medical device for the treatment of sinus pain, pressure and congestion. The Company currently sells in the U.S. directly to consumers on various e-commerce platforms and through retail channels.
On June 7, 2021, the Company reincorporated as a Delaware corporation, which included establishment of $0.0001 par value for the Company’s convertible
 preferred stock and common stock. The financial statements have been retroactively adjusted as if the change in corporation status occurred on Januar
y 1, 2021.
The Company has experienced losses and negative cash flows from operations. During the three and nine months ended September 30, 2022, the Company incurred a net loss of $
2.6
 million and $
7.8

million,
respectively. At September 30, 2022, the Company had an accumulated deficit
o
f $
27.4

million. Cash and cash equivalents at
September
 30, 2022 were $
6.3
 million. Management expects to incur substantial additional operating losses for the foreseeable future to expand its ClearUP markets, continue its research and development programs and potentially launch new commercial products. Based on the Company’s current cash levels and burn rate, amongst other things, the Company believes its cash and financial resources may be insufficient to meet the Company’s anticipated needs for the twelve months following the date of issuance of these financial statements.
Our future capital requirements will depend upon many factors, including, without limitation, progress with developing, manufacturing and marketing our technologies; the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights; our ability to successfully execute our acquisition strategy, including the closing of potential acquisitions and integrating new business into our own; our ability to establish collaborative arrangements; marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products and services from customers currently identified in our sales pipeline as well as new customers. We also will be required to efficiently manufacture and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital. There can be no assurance that we will generate revenue and cash as expected in our current business plan.
The Company expects that it will need to raise additional capital to continue operating its business and fund its planned operations, including to execute on its acquisition strategy, research and development, clinical trials and, if regulatory approval is obtained, commercialization of future product candidates. We may seek additional funds through equity or debt offerings and/or borrowings under notes payable, lines of credit or other sources. We do not know whether additional financing will be available on commercially acceptable terms, or at all, when needed. If adequate funds are not available or are not available on commercially acceptable terms, our ability to fund our operations, support the growth of our business or otherwise respond to competitive pressures could be significantly delayed or limited, which could materially and adversely affect our business, financial conditions, or results of operations.
Subsequent to the quarter ended September 30, 2022, on October 26, 2022, the Company filed a Form S-1 Registration Statement with the SEC in connection with a proposed financing, the proceeds of which (if the offering is completed) are expected to be used by the Company to fund the purchase price of the proposed Reliefband acquisition and to fund the Company’s operations. The S-1 Registration Statement has not been declared effective, remains subject to review by the SEC, and will need to be amended before the Company can commence an offering thereunder. There can be no assurances that the S-1 Registration Statement will be declared effective by the SEC in a timely basis, or ever, or that the Company will be able to raise sufficient capital to fund the Reliefband acquisition and the Company’s operations.

1.	Formation and Business of the Company
Tivic Health Systems, Inc. (the “Company”), was incorporated in the state of California on September 22, 2016 for the purpose of developing and commercializing microcurrent therapy solutions to address inflammation. The Company’s primary product, ClearUP, is a medical device intended to relieve sinus and nasal inflammation. The Company is headquartered in Hayward, California.
Effective as of June 7, 2021, the Company reincorporated as a Delaware corporation, which included establishment of $0.0001 par value for convertible
preferred stock and common stock. The financial statements have been retroactively adjusted as if the change in corporation status occurred on January 1, 2020.
The Company has experienced losses and negative cash flows from operations. During the year ended December 31, 2021, the Company incurred a net loss of $8,494 and used $5,612 of cash for operations. At December 31, 2021, the Company had an accumulated deficit of $19,546. Cash and cash equivalents at December 31, 2021 were $12,975. Management expects to incur substantial additional operating losses for at least the next two years to expand its markets, complete development of new products, obtain regulatory approvals, launch and commercialize our products and continue research and development programs. The Company believes it has adequate cash and financial resources to operate for at least the next twelve months from the date of issuance of these financial statements.
Our future capital requirements will depend upon many factors, including without limitation progress with developing, manufacturing and marketing our technologies, the time and costs involved in preparing, filing, prosecuting, maintaining and enforcing patent claims and other proprietary rights, our ability to establish collaborative arrangements, marketing activities and competing technological and market developments, including regulatory changes and overall economic conditions in our target markets. Our ability to generate revenue and achieve profitability requires us to successfully market and secure purchase orders for our products and services from customers currently identified in our sales pipeline as well as new customers. We also will be required to efficiently manufacture and deliver equipment on those purchase orders. These activities, including our planned research and development efforts, will require significant uses of working capital. There can be no assurance that we will generate revenue and cash as expected in our current business plan. We may seek additional funds through equity or debt offerings and/or borrowings under additional notes payable, lines of credit or other sources. We do not know whether additional financing will be available on commercially acceptable terms or at all, when needed. If adequate funds are not available or are not available on commercially acceptable terms, our ability to fund our operations, support the growth of our business or otherwise respond to competitive pressures could be significantly delayed or limited, which could materially adversely affect our business, financial conditions, or results of operations.